WARRANTS - Common Stock Warrants (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 22, 2018	May 18, 2018	Dec. 22, 2016	Jun. 24, 2015
WARRANTS
Number of warrants to purchase common stock	1,102,752		1,102,752						12,500
Accrued value of warrants	$ 148,129		$ 148,129		$ 49,863	$ 59,624
Fair Value Adjustment of Warrants			$ (1,470,153)	$ 1,592,955	$ 883,573	$ (178,668)	$ (817,618)
Common Stock Warrants
WARRANTS
Number of warrants to purchase common stock	37,607		37,607		37,607			12,500		10,000	15,107
Warrants exercisable term	10 years		10 years		10 years
Number of warrants to purchase common stock outstanding	37,607		37,607		37,607	37,607
Accrued value of warrants	$ 148,129		$ 148,129		$ 49,863	$ 59,624	$ 59,624
Fair Value Adjustment of Warrants	$ 1,764	$ 3,137	$ (98,266)	$ 3,137
Common Stock Warrants | Minimum
WARRANTS
Observed yield term					3 years
Common Stock Warrants | Maximum
WARRANTS
Observed yield term					5 years